28. INFORMATION ON COMPANIES WITH NON-CONTROLLING INTERESTS (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
DisclosureOfInformationOnCompaniesWithNoncontrollingInterestsLineItems [Line Items]
Cash and cash equivalents	$ 137.4	$ 187.6	$ 160.4	$ 104.5
Non-current assets	1,069.0	1,134.0
Other current liabilities	132.1	167.9
Non-controlling interest share of the equity Hudson Las Vegas	78.7	72.2
Total net assets attributable to NCI	1,457.8	1,543.0
Hudson Las Vegas JV
DisclosureOfInformationOnCompaniesWithNoncontrollingInterestsLineItems [Line Items]
Cash and cash equivalents	5.2	4.1	6.5
Other current assets	7.2	8.0	5.4
Non-current assets	9.4	8.9	9.0
Other current liabilities	(3.5)	(3.5)	(4.5)
Net assets	$ 18.3	$ 17.5	$ 16.4
Non-controlling interest	27.00%	27.00%	27.00%
Non-controlling interest share of the equity Hudson Las Vegas	$ 4.9	$ 4.7	$ 4.4
Non-controlling interests in other subsidiaries	73.8	67.5	63.4
Total net assets attributable to NCI	$ 78.7	$ 72.2	$ 67.8